PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT
Schedule of property and equipment

		Equipment
		and devices
		for
	Computers	leasing and	Office
	and	for	furniture	Leasehold
	equipment	internal use	and equipment	improvements	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2019	$2,009	$1,527	$476	$326	$4,338
Additions	137	574	5	—	716
Balance as of December 31, 2019	2,146	2,101	481	326	5,054

Accumulated depreciation:
Balance as of January 1, 2019	1,695	854	345	231	3,125
Depreciation	58	381	15	3	457
Balance as of December 31, 2019	1,753	1,235	360	234	3,582

Depreciated balance as of December 31, 2019	$393	$866	$121	$92	$1,472

Cost:
Balance as of January 1, 2018	$1,947	$1,093	$467	$317	$3,824
Additions	62	434	9	9	514
Balance as of December 31, 2018	2,009	1,527	476	326	4,338

Accumulated depreciation:
Balance as of January 1, 2018	1,632	649	319	202	2,802
Depreciation	63	205	26	29	323
Balance as of December 31, 2018	1,695	854	345	231	3,125

Depreciated balance as of December 31, 2018	$314	$673	$131	$95	$1,213